AMG Managers Brandywine Blue Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2020
Shares		Cost	Value
Common Stocks - 97.4%
Communication Services
	Interactive Home Entertainment - 6.4%
51,678	Activision Blizzard, Inc.	$2,846,961	$3,922,360
55,576	Electronic Arts, Inc.*	5,613,969	7,338,811
	Interactive Media & Services - 2.0%
118,282	Twitter, Inc. *	3,889,246	3,523,621
	Movies & Entertainment - 9.0%
13,100	Netflix, Inc.*	4,915,172	5,961,024
19,500	Spotify Technology S.A. (Sweden)*	3,622,922	5,034,705
43,600	The Walt Disney Co.	4,906,091	4,861,836
Total Communication Services		25,794,361	30,642,357
	This sector is 18.8% above your Fund's cost.
Consumer Discretionary
	Distributors - 2.3%
14,550	Pool Corp.	3,456,484	3,955,709
	Footwear - 2.2%
38,800	NIKE, Inc., Class B	3,974,598	3,804,340
	General Merchandise Stores - 6.2%
19,000	Dollar General Corp.	3,418,653	3,619,690
79,000	Dollar Tree, Inc.*	6,754,782	7,321,720
	Internet & Direct Marketing Retail - 9.1%
4,094	Amazon.com, Inc.*	7,505,600	11,294,609
2,997	Booking Holdings, Inc.*	4,834,013	4,772,243
Total Consumer Discretionary		29,944,130	34,768,311
	This sector is 16.1% above your Fund's cost.
Financials
	Financial Exchanges & Data - 1.7%
18,775	CME Group, Inc.	1,763,774	3,051,689
	Property & Casualty Insurance - 1.9%
68,000	First American Financial Corp.	3,659,776	3,265,360
Total Financials		5,423,550	6,317,049
	This sector is 16.5% above your Fund's cost.
Health Care
	Biotechnology - 4.8%
39,600	BioMarin Pharmaceutical, Inc.*	3,352,718	4,884,264
40,761	Exact Sciences Corp.*	3,334,184	3,543,761
	Life Sciences Tools & Services - 3.2%
15,250	Thermo Fisher Scientific, Inc.	3,112,830	5,525,685
	Pharmaceuticals - 2.1%
27,444	Zoetis, Inc.	3,756,326	3,760,926
Total Health Care		13,556,058	17,714,636
	This sector is 30.7% above your Fund's cost.
Shares		Cost	Value
Industrials
	Aerospace & Defense - 2.2%
22,400	L3Harris Technologies, Inc.	$4,687,864	$3,800,608
	Electrical Components & Equipment - 2.2%
32,000	Generac Holdings, Inc.*	3,671,415	3,901,760
	Trucking - 2.6%
146,500	Uber Technologies, Inc.*	5,429,420	4,553,220
Total Industrials		13,788,699	12,255,588
	This sector is 11.1% below your Fund's cost.
Information Technology
	Application Software - 10.8%
10,121	Adobe, Inc.*	2,520,236	4,405,773
32,050	salesforce.com, Inc.*	5,140,470	6,003,926
119,800	Slack Technologies, Inc.*,1	3,487,099	3,724,582
12,200	The Trade Desk, Inc., Class A*,1	3,561,423	4,959,300
	Communications Equipment - 1.0%
400,000	Nokia Oyj ADR (Finland)	1,756,800	1,760,000
	Data Processing & Outsourced Services - 7.2%
41,420	Fiserv, Inc.*	4,111,353	4,043,420
29,100	Global Payments, Inc.	5,310,350	4,935,942
12,374	Mastercard, Inc., Class A	2,164,570	3,658,992
	Electronic Components - 1.2%
82,307	Corning, Inc.	2,143,014	2,131,751
	IT Consulting & Other Services - 2.8%
63,776	Booz Allen Hamilton Holding Corp.	3,134,855	4,961,135
	Semiconductor Equipment - 1.8%
65,311	Enphase Energy, Inc.*,1	3,015,915	3,106,844
	Semiconductors - 2.3%
76,441	Advanced Micro Devices, Inc.*	2,166,570	4,021,561
	Systems Software - 6.6%
39,115	Microsoft Corp.	6,410,877	7,960,294
33,700	Zscaler, Inc.*	2,226,310	3,690,150
	Technology Hardware, Storage & Peripherals - 4.0%
19,225	Apple, Inc.	5,786,411	7,013,280
Total Information Technology		52,936,253	66,376,950
	This sector is 25.4% above your Fund's cost.
Real Estate
	Residential REITs - 1.8%
23,855	Sun Communities, Inc.	3,438,515	3,236,646
	This sector is 5.9% below your Fund's cost.
Total Common Stocks		144,881,566	171,311,537

AMG Managers Brandywine Blue Fund
Schedule of Portfolio Investments (continued)
Principal Amount	Cost	Value
Short-Term Investments - 1.3%

Joint Repurchase Agreements - 0.2%[2]
$391,369	Citigroup Global Markets, Inc., dated 06/30/20, due 07/01/20, 0.120% total to be received $391,370 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 3.750%, 07/28/20 - 11/15/43, totaling $399,196)	$391,369	$391,369

Shares
Other Investment Companies - 1.1%
631,052	Dreyfus Government Cash Management Fund, Institutional Shares, 0.09%[3]	631,052	631,052
Shares		Cost	Value

631,052	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.10%[3]	$631,052	$631,052
650,175	JPMorgan U.S. Government Money Market Fund, IM Shares, 0.15%[3]	650,175	650,175
	Total Other Investment Companies	1,912,279	1,912,279
Total Short-Term Investments		2,303,648	2,303,648
Total Investments - 98.7%		147,185,214	173,615,185
Other Assets, less Liabilities - 1.3%			2,285,193
Total Net Assets - 100.0%			$175,900,378

*	Non-income producing security.
[1]	Some of these securities, amounting to $11,672,777 or 6.6% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the June 30, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REITs	Real Estate Investment Trusts
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of June 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$171,311,537	—	—	$171,311,537
Short-Term Investments
Joint Repurchase Agreements	—	$391,369	—	391,369
Other Investment Companies	1,912,279	—	—	1,912,279
Total Investments in Securities	$173,223,816	$391,369	—	$173,615,185

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended June 30, 2020, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at June 30, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$11,672,777	$391,369	$11,481,398	$11,872,767
The following table summarizes the securities received as collateral for securities lending at June 30, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.000%	07/09/20-11/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.